Fair Value Measurements - Schedule of Fair Value of Liabilities on Recurring and Nonrecurring Basis (Details) (USD $)	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010
Current liability portion of convertible notes, net	$ 9,405,315	$ 2,529,200		$ 4,600,000	$ 4,600,000	$ 4,600,000	$ 2,500,000
Convertible notes, Long-term portion		6,568,433
Liability portion of convertible notes, total		9,726,981
Consulting warrants	77,840	10,789
Junior and Senior Notes and Warrants	982,600	261,586
Preferred A Warrants	924,000	181,660
Preferred B Option and Shares	1,273,728	303,583
Derivative fair value, total	3,258,168	757,618	14,499,894
Level 1 Inputs [Member]
Current liability portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 2 Inputs [Member]
Current liability portion of convertible notes, net	9,726,981	2,529,200
Convertible notes, Long-term portion		7,197,781
Liability portion of convertible notes, total		9,726,981
Consulting warrants
Junior and Senior Notes and Warrants
Preferred A Warrants
Preferred B Option and Shares
Derivative fair value, total
Level 3 Inputs [Member]
Current liability portion of convertible notes, net
Convertible notes, Long-term portion
Liability portion of convertible notes, total
Consulting warrants	77,840	10,789
Junior and Senior Notes and Warrants	982,600	261,586
Preferred A Warrants	924,000	181,660
Preferred B Option and Shares	1,273,728	303,583
Derivative fair value, total	33,258,168	757,618
Carrying Amount [Member]
Current liability portion of convertible notes, net	9,405,315	2,529,200
Convertible notes, Long-term portion		6,568,433
Liability portion of convertible notes, total		9,097,633
Consulting warrants	77,840	10,789
Junior and Senior Notes and Warrants	982,600	261,586
Preferred A Warrants	924,000	181,660
Preferred B Option and Shares	1,273,728	303,583
Derivative fair value, total	$ 3,258,168	$ 757,618